SSgA FUNDS

SUPPLEMENT DATED FEBRUARY 3, 2012

TO

PROSPECTUS

DATED DECEMBER 14, 2011

(AS SUPPLEMENTED FEBRUARY 3, 2012)

AND

STATEMENT OF ADDITIONAL INFORMATION

DATED DECEMBER 14, 2011

SSgA TAX FREE MONEY MARKET FUND (TICKER SYMBOL: STAXX)	SSgA DISCIPLINED EQUITY FUND (TICKER SYMBOL: SSMTX)	SSgA DIRECTIONAL CORE EQUITY FUND (TICKER SYMBOL: SDCQX)

SSgA FUNDS OF FUNDS

SSgA LIFE SOLUTIONS BALANCED FUND (TICKER SYMBOL: SSLBX)	SSgA LIFE SOLUTIONS GROWTH FUND (TICKER SYMBOL: SSLGX)	SSgA LIFE SOLUTIONS INCOME AND GROWTH FUND (TICKER SYMBOL: SSLIX)

The Prospectus and Statement of Additional Information for the SSgA Tax Free Money Market Fund, SSgA Disciplined Equity Fund, SSgA Directional Core Equity Fund, SSgA Life Solutions Balanced Fund, SSgA Life Solutions Growth Fund, and SSgA Life Solutions Income and Growth Fund (each, a “Fund” or, collectively, the “Funds”) is hereby supplemented. The following information supersedes any information to the contrary regarding the Funds contained in the Funds’ Prospectus and Statement of Additional Information:

The SSgA Funds’ Board of Trustees has approved a Plan of Liquidation and Termination (the “Plan”) with respect to each of the SSgA Tax Free Money Market Fund, SSgA Disciplined Equity Fund, SSgA Directional Core Equity Fund, SSgA Life Solutions Balanced Fund, SSgA Life Solutions Growth Fund, and SSgA Life Solutions Income and Growth Fund (each, a “Fund” or, collectively, the “Funds”), pursuant to which each Fund is expected to be liquidated and terminated on or prior to May 15, 2012 (the “Liquidation Date”). During the period between the effective date of the Plan and the Liquidation Date, each Fund will engage in business and activities solely for the purposes of winding up its business and affairs and making a distribution of its assets to shareholders, and may not pursue or achieve its investment objective.

In anticipation of the Funds’ liquidation, each Fund will cease the sale of its shares to new investors upon the close of business on February 3, 2012; however, shares of each Fund may continue to be offered through intermediaries that currently have relationships with the Funds and to current shareholders having accounts directly with the Funds. Effective upon the close of business on April 30, 2012, the Funds will no longer accept orders from existing shareholders to purchase additional shares. Current shareholders of the Funds may, consistent with the requirements set forth in the Prospectus, redeem or exchange their shares into shares of the same class of other SSgA Funds at any time prior to the Liquidation Date.

Prior to the Liquidation Date, each Fund will discontinue payments of any 12b-1 distribution fees.

At or immediately prior to the Liquidation Date, each Fund shall, if necessary, have declared and paid a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to the shareholders of the Fund all of the Fund’s investment company taxable income for taxable years ending at or prior to the Liquidation Date (computed without regard to any deduction for dividends paid) and all of its net capital gain, if any, realized in taxable years ending at or prior to the Liquidation Date (after reduction for any capital loss carry-forward) and any additional amounts necessary to avoid any excise tax for such periods.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

COMBOSTPRO SUPP 3

SSgA FUNDS

SUPPLEMENT DATED FEBRUARY 3, 2012

TO

PROSPECTUS

AND

STATEMENT OF ADDITIONAL INFORMATION

DATED DECEMBER 14, 2011

SSgA FUNDS OF FUNDS

SSgA LIFE SOLUTIONS BALANCED FUND (TICKER SYMBOL: SLBRX)	SSgA LIFE SOLUTIONS GROWTH FUND (TICKER SYMBOL: SLRRX)	SSgA LIFE SOLUTIONS INCOME AND GROWTH FUND (TICKER SYMBOL: SLIRX)

The Prospectus and Statement of Additional Information for the SSgA Life Solutions Balanced Fund, SSgA Life Solutions Growth Fund, and SSgA Life Solutions Income and Growth Fund (each, a “Fund” or, collectively, the “Funds”) is hereby supplemented. The following information supersedes any information to the contrary regarding the Funds contained in the Funds’ Prospectus and Statement of Additional Information:

The SSgA Funds’ Board of Trustees has approved a Plan of Liquidation and Termination (the “Plan”) with respect to each of the SSgA Life Solutions Balanced Fund, SSgA Life Solutions Growth Fund, and SSgA Life Solutions Income and Growth Fund (each, a “Fund” or, collectively, the “Funds”), pursuant to which each Fund is expected to be liquidated and terminated on or prior to May 15, 2012 (the “Liquidation Date”). During the period between the effective date of the Plan and the Liquidation Date, each Fund will engage in business and activities solely for the purposes of winding up its business and affairs and making a distribution of its assets to shareholders, and may not pursue or achieve its investment objective.

In anticipation of the Funds’ liquidation, each Fund will cease the sale of its shares to new investors upon the close of business on February 3, 2012; however, shares of each Fund may continue to be offered through intermediaries that currently have relationships with the Funds and to current shareholders having accounts directly with the Funds. Effective upon the close of business on April 30, 2012, the Funds will no longer accept orders from existing shareholders to purchase additional shares. Current shareholders of the Funds may, consistent with the requirements set forth in the Prospectus, redeem or exchange their shares into shares of the same class of other SSgA Funds at any time prior to the Liquidation Date.

Prior to the Liquidation Date, each Fund will discontinue payments of any 12b-1 distribution fees.

At or immediately prior to the Liquidation Date, each Fund shall, if necessary, have declared and paid a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to the shareholders of the Fund all of the Fund’s investment company taxable income for taxable years ending at or prior to the Liquidation Date (computed without regard to any deduction for dividends paid) and all of its net capital gain, if any, realized in taxable years ending at or prior to the Liquidation Date (after reduction for any capital loss carry-forward) and any additional amounts necessary to avoid any excise tax for such periods.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SSGA COMBO STAT SUPP 2